Initial Public Offering ("IPO") (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021 CNY (¥) shares	Dec. 31, 2023 CNY (¥) Vote shares	Dec. 31, 2023 USD ($) Vote shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Apr. 30, 2021 $ / shares shares	Mar. 12, 2021 Vote shares	Oct. 15, 2019 $ / shares
Initial Public Offering ("IPO")
Purchase price per share | $ / shares								$ 0.8218
Net proceeds raised from the IPO		¥ 0	$ 0	¥ 0	¥ 896,320
Conversion ratio		1	1			1
Class A ordinary shares
Initial Public Offering ("IPO")
Ordinary shares issued		452,898,177	452,898,177	452,898,177
Ordinary shares outstanding		445,176,595	445,176,595	444,390,065
Conversion ratio							1
Common shares, votes per share | Vote		1	1				1
Class B ordinary shares
Initial Public Offering ("IPO")
Ordinary shares issued		73,973,970	73,973,970	73,973,970			73,973,970
Ordinary shares outstanding		73,973,970	73,973,970	73,973,970			73,973,970
Conversion ratio							1
Common shares, votes per share | Vote		10	10				10
IPO
Initial Public Offering ("IPO")
Net proceeds raised from the IPO | ¥	¥ 896,320
IPO | Class A ordinary shares
Initial Public Offering ("IPO")
Issuance of ordinary shares (in shares)	35,300,000
Purchase price per share | $ / shares						$ 4.25
Net proceeds raised from the IPO | ¥	¥ 896,320
IPO | Class B ordinary shares
Initial Public Offering ("IPO")
Ordinary shares issued						73,973,970
Ordinary shares outstanding						73,973,970
Number of issued and outstanding ordinary shares were re-designated and re-classed into Class B ordinary shares	1
Convertible preferred stock						389,598,177